Convertible Notes Payable (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Mar. 08, 2018
Warrant exercise price	$ 6.00	$ 59.04	$ 15.60
Debt converted into shares	4,518
Convertible notes payable	$ 0
Lock-up Agreements [Member]
Debt converted into shares	85,573
Interest expense	$ 672,144
Convertible Notes Payable [Member]
Proceeds from convertible notes		$ 4,840,000
Warrant to purchase shares		146,358
Warrant exercise price		$ 59.04
Debt term		1 year
Debt interest rate		6.00%
Conversion price per share		$ 35.40
Debt converted into shares		141,303